UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2006

Item 1. Report to Stockholders.

FUNDX UPGRADER FUND
FUNDX AGGRESSIVE UPGRADER FUND
FUNDX CONSERVATIVE UPGRADER FUND
FUNDX FLEXIBLE INCOME FUND

ANNUAL REPORT
OCTOBER 31, 2006

FUNDX UPGRADER FUNDS

October 31, 2006

Dear Shareholders,

First of all, thank you. We could not have made it this far without you.

We proudly celebrated the fifth anniversary of the FUNDX UPGRADER FUND (FUNDX) last month. Begun November 1, 2001 with $25,000 in assets, FUNDX has now grown to over $600 million, and the FUNDX UPGRADER FUND family had $1 billion in total net assets at the end of September 2006.

Thank you for investing in the FUNDX UPGRADER FUNDS (the “UPGRADER FUNDS”). We are grateful for the confidence you have placed in our funds and our strategy.

MARKET PERSPECTIVE

2006 brought a significant summer correction and some changes in market leadership. After three years of being overshadowed by strong international performance, U.S. markets resurged in the third quarter of 2006.

The Dow Jones Industrial Average (DJIA) and S&P 500 gained more in the third quarter of 2006 than they had during the first two quarters. U.S. stocks enjoyed their best monthly gain in nearly a year in October. The large cap Dow hit a new high, crossing 12,000 for the first time, but the Russell 2000 small-cap index is the year’s top performer, up 14% as of October 31, 2006.

Despite gains in the Russell 2000 Index, small cap leadership has been inconsistent this year. Large-cap funds performed slightly better than small caps during the third quarter, a reversal of the previous long lasting small-cap trend. Then in October small-caps again outperformed large.

Various sector and industry strength shifted as well. For example, the 50 best-performing stocks in the S&P gained an average of 12% in the first half of 2006 and then lost an average 15% in the third quarter. The worst 50 stocks lost 2.5% in the first half, on average and then rose an average 22% last quarter.

These temporary reversals occur regularly within longer-term trends. The past three years we’ve seen a couple of temporary reversals each year. For instance, two years in a row, growth funds tripled the gains of value funds during October and November and then the out-performance failed in December. Overall, value investment styles outperformed growth funds in all size categories from 2000 until very recently.

Many attempt to forecast market changes, believing that the earlier they can identify and take advantage of new leadership, the better their performance may be. But the false starts and reversals that we’ve seen this year are common and the beginnings of longer term trends cannot be identified until after the fact.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

UPGRADING IN CHANGING MARKETS

With Upgrading, we don’t try to predict which securities will be the next leaders: we simply stay focused on our quantitative ranking system and move to those funds that are highly ranked by our performance-based scoring system. Also, we don’t react immediately to market changes. We seek to capture the larger market trends without jumping quickly into short-lived spurts. This is why we use four time periods to score a fund’s performance and why we move incrementally - selling funds that are low ranked in our system and buying higher ranking alternatives - rather than making wholesale portfolio changes.

During periods of market transitions, Upgrading portfolios may lag their benchmarks - as we saw in the FUNDX performance for a few months this past year. But we believe that market changes ultimately bring new opportunities to the UPGRADER FUNDS. After all, changes in market leadership are the driving force behind Upgrading’s long-term performance record (see page 10-13 for performance of the UPGRADER FUNDS). Indeed, if market leadership never changed, there would be little need to Upgrade.

YEAR END DISTRIBUTIONS

Remember that the UPGRADER FUNDS make distributions on the first business day of 2007 and these distributions are taxable for 2006.

Most of the UPGRADER FUNDS are comprised of underlying mutual funds, but shareholders receive only one distribution of income, long-term and short-term capital gains per year from each UPGRADER FUND. This is a distinct advantage of owning the UPGRADER FUNDS versus managing a portfolio of separate funds on your own.

The per share distribution amount depends not only on how much income and capital gains each of the fund portfolios has earned, but also by the number of shares outstanding at the time the distribution is made. Fund expenses are also a factor since expenses directly offset income, proportionally reducing the amount passed on to our shareholders.

You can find estimated 2007 distributions as well as what each UPGRADER FUND distributed in previous years at www.upgraderfunds.com.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

NO IRA FEES

DAL Investment Company LLC (DAL), the advisor to the UPGRADER FUNDS, has absorbed the 2006 annual maintenance fee on all Individual Retirement Accounts (IRA).

We are dedicated to helping investors achieve their investment goals, and want you to know that we value the trust you have placed in us. As part of our commitment to help you maximize your retirement savings, DAL has paid the annual maintenance fee on your IRA account effective immediately. This applies to all of the IRA accounts offered (Traditional, Rollover, Roth, SEP and Simple) as well as the Coverdell Education Savings Account (CESA).

If you’ve sent in a check for your 2006 IRA fees, we are returning it to you.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FUNDX UPGRADER FUND (FUNDX)

The FUNDX has been around for five years now, and already we’ve seen a number of significant market leadership changes. The most notable changes this year were the fall of energy and natural resource funds after leading for several years. Funds such as iShares Natural Resources (IGE) and Icon Energy had been held for well over a year before falling in our ranks this past May through June. These funds were replaced by European country funds, Telecom funds and Utilities funds.

Emerging Markets funds such as Excelsior Emerging Markets Fund - Service Class and iShares MSCI Emerging Markets Index Fund also dropped dramatically in the second quarter, but these rebounded so rapidly that both remain in our portfolio today. We believe this reinforces the benefits of the incremental nature of the Upgrading process. It is always tempting to liquidate declining positions in a sell-off, but we have learned to act only on those trends confirmed by our proprietary rankings.

Among diversified funds, our most recent purchases have been domestic large cap value funds. Over the year, however, we have seen a dramatic increase in international exposure, most notably in European funds that now comprise more than 50% of our portfolio. Despite this year’s volatility, our longest standing position, Thornburg International Value Fund - Class A, was originally purchased in November 2003 and remains highly ranked today.

FUNDX AGGRESSIVE UPGRADER FUND (HOTFX)

The most notable changes this year were the fall of energy and resource funds after leading for several years. Funds such as iShares Natural Resources (IGE) and Icon Energy had been held for well over a year before falling in our ranks this past May through June. These funds were replaced by European country funds, Telecom funds and Utilities funds. China also came up the rankings late this year prompting us to buy both Matthews China Fund and iShares FTSE/Xinhua China 25 Index Fund.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

Emerging Markets funds such as Excelsior Emerging Markets Fund - Service Class and iShares MSCI Emerging Markets Index Fund also dropped dramatically in the second quarter, but then rebounded so rapidly that both remain in our portfolio today. We believe this reinforces the value of the incremental nature of the Upgrading process. It is always tempting to liquidate declining positions in a sell-off, but we have learned to act only on those trends confirmed by our proprietary rankings.

Exchange Traded Funds (ETFS) have found a greater presence in our portfolio this year, as country specific funds and sector funds have gained ground in our system. Of the 58 fund held in HOTFX, 30 are ETFs, and most of these are sector or individual country funds. Some benefits of using ETFs include lower average expenses and fewer trading restrictions. That said, several of our most profitable long-term holdings have been traditional mutual funds including Excelsior Emerging Markets Fund - Service Class, Julius Baer International Equity Fund - Investor Class, Columbia Acorn International Fund - Class Z and Thornburg International Value Fund - Class A. Each of these was initially purchased in 2004, and each remains highly ranked today.

FUNDX CONSERVATIVE UPGRADER FUND (RELAX)

Among diversified equity funds, our most recent purchases have been domestic large cap value funds. International and global funds still dominate the top rankings and our longest standing position, Thornburg International Value Fund - Class A, was originally purchased in February 2004 and remains highly ranked today.

Among more conservative funds, real estate funds have been remarkably consistent, despite the weakness in the domestic housing market. Several real estate funds have been in the RELAX portfolio for more than one year now, including Fidelity Real Estate Investment Portfolio, iShares Cohen &Steers Realty Majors Index Fund and Old Mutual Heitman Reit Fund - Class Z.

Matthews Asian Growth & Income Fund (MACSX) was originally purchased in RELAX in April 2004. MACSX went through a rough patch earlier this year, but remains highly ranked and in our portfolio today.

FUNDX FLEXIBLE INCOME FUND (INCMX)

This has been a difficult year for bonds, as the Fed raised interest rates 17 consecutive times before pausing in August 2006. Bond funds that had stalled until recently, suddenly found life after the Fed pause, as longer term rates have declined in anticipation of future rate cuts.

Among bond funds, we continue to invest in high-yield bond funds and strategic bond funds including Loomis Sayles Bond Fund - Institutional Class, Oppenheimer Strategic Income Fund - Class A, Mainstay High-Yield Corporate Bond Fund - Class A and John Hancock High-Yield Fund - Class A. Foreign bond funds fell out of favor lately and positions have been reduced. Short-term bond funds have also been reduced in favor of other alternatives ranked higher by our proprietary ranking system.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

Although several of our long-term holdings remain fairly defensive, including Eaton Vance Floating-Rate Fund - Institutional Class, our most recent purchases have been more opportunistic, reflecting the recent strength of both stocks and bonds. Taking limited exposure to funds like Gateway Fund, Permanent Portfolio and Matthews Asian Growth & Income Fund has helped to boost our returns with little added volatility.

Sincerely,

Janet Brown
President, DAL Investment Company
Advisor to the FundX Upgrader Funds

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Because each of the Funds is a “fund of funds,” an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, high yield bonds, fixed income investments, and short sales. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.

The information provided in this letter represents the opinion of Janet Brown and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the “Schedule of Investments” beginning on page 14 of this report for further sector and holding information.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The UPGRADER FUNDS are distributed by Quasar Distributors, LLC. (12/06)

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

ALLOCATION OF PORTFOLIO AT OCTOBER 31, 2006 (UNAUDITED)

FundX Upgrader Fund	FundX Aggressive Upgrader Fund

FundX Conservative Upgrader Fund	FundX Flexible Income Fund

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE FOR THE YEAR ENDED OCTOBER 31, 2006 (UNAUDITED)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/06 - 10/31/06).

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

EXPENSE EXAMPLE FOR THE YEAR ENDED OCTOBER 31, 2006 (UNAUDITED), CONTINUED

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than one month. Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee (the Funds’ advisor has absorbed the 2006 annual maintenance fee for all IRAs). To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

EXPENSE EXAMPLE FOR THE YEAR ENDED OCTOBER 31, 2006 (UNAUDITED), CONTINUED

FUNDX UPGRADER FUND

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/06	Value 10/31/06	5/1/06 - 10/31/06*
Actual	$1,000	$991	$5.82
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$5.90

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.16% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX AGGRESSIVE UPGRADER FUND

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/06	Value 10/31/06	5/1/06 - 10/31/06*
Actual	$1,000	$969	$6.10
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.26

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.23% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX CONSERVATIVE UPGRADER FUND

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/06	Value 10/31/06	5/1/06 - 10/31/06*
Actual	$1,000	$1,030	$7.21
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.17

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.41% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX FLEXIBLE INCOME FUND

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/06	Value 10/31/06	5/1/06 - 10/31/06*
Actual	$1,000	$1,024	$4.54
Hypothetical (5% annual return before expenses)	$1,000	$1,021	$4.53

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.89% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUND

FundX Upgrader Fund
Value of $10,000 vs S&P 500 Index and Dow Jones Wilshire 5000 Index

Fund Average Annual Return
Period Ended October 31, 2006
1 year	20.70%
3 Year	15.50%
Since Inception (11/01/01)	12.10%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

As of 10/31/06, the one-year total return for the S&P 500 Index was 16.34% and for the Wilshire 5000 Index was 16.61%. As of 10/31/06, the three-year total return for the S&P 500 Index was 11.44% and for the Wilshire 5000 Index was 12.42%. The average annual total return since the Fund’s inception (11/1/01) for the S&P 500 Index was 6.77% and for the Wilshire 5000 Index was 8.45%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

WWW.FUNDXFUND.COM

FUNDX AGGRESSIVE UPGRADER FUND

FundX Aggressive Upgrader Fund
Value of $10,000 vs S&P 500 Index, Dow Jones Wilshire 5000 Index and Russell 2000 Index

Fund Average Annual Return
Period Ended October 31, 2006
1 year	20.52%
3 Year	15.06%
Since Inception (7/01/02)	15.64%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

As of 10/31/06 the one-year total return for the S&P 500 Index was 16.34%, for the Wilshire 5000 Index was 16.61% and for the Russell 2000 Index was 19.98%. As of 10/31/06 the three-year total return for the S&P 500 Index was 11.44%, for the Wilshire 5000 Index was 12.42% and for the Russell 2000 Index was 14.53%. The average annual total return since the Fund’s inception (7/1/02) for the S&P 500 Index was 10.44%, for the Wilshire 5000 Index was 11.78% and for the Russell 2000 Index was 14.60%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

One cannot invest directly in an index.

WWW.FUNDXFUND.COM

FUNDX CONSERVATIVE UPGRADER FUND

FundX Conservative Upgrader Fund
Value of $10,000 vs S&P 500 Index and Dow Jones Wilshire 5000 Index

Fund Average Annual Return
Period Ended October 31, 2006
1 year	17.82%
3 Year	13.27%
Since Inception (7/01/02)	11.35%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

As of 10/31/06, the one-year total return for the S&P 500 Index was 16.34% and for the Wilshire 5000 Index was 16.61%. As of 10/31/06, the three-year total return for the S&P 500 Index was 11.44% and for the Wilshire 5000 Index was 12.42%. The average annual total return since the Fund’s inception (7/1/02) for the S&P 500 Index was 10.44% and for the Wilshire 5000 Index was 11.78%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

WWW.FUNDXFUND.COM

FUNDX FLEXIBLE INCOME FUND

FundX Flexible Income Fund
Value of $10,000 vs Lehman Aggregate Bond Index

Fund Average Annual Return
Period Ended October 31, 2006
1 year	8.06%
3 Year	5.57%
Since Inception (7/01/02)	7.05%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

As of 10/31/06, the one-year total return for the Lehman Aggregate Bond Index was 5.19%. As of 10/31/06, the three-year total return for the Lehman Aggregate Bond Index was 3.93%. The average annual total return since the Fund’s inception (7/1/02) for the Lehman Aggregate Bond Index was 4.80%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year of final maturity. Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

One cannot invest directly in an index.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2006

Shares		Value
	Investment Companies: 99.4%
	Class 1 & 2 Funds: 30.1%^
435,558	AllianceBernstein Real Estate Fund - Class A	$12,557,126
6,335	BlackRock Global Resources Fund - Investor Class A	439,924
269,689	Columbia Acorn International Fund - Class Z	10,925,121
240,708	Columbia Real Estate Equity Fund - Class Z	7,603,975
740,460	Excelsior Emerging Markets Fund - Service Class	9,855,525
32,172	Fidelity International Small Cap Fund	933,962
126,729	Fidelity Latin American Fund	5,212,380
120,500	Fidelity Select Brokerage & Investment Fund	9,310,057
56,030	Fidelity Select Software & Computer Portfolio*	3,602,755
256,750	Financial Select Sector SPDR Fund	9,104,355
366,400	iShares Dow Jones U.S. Telecommunications Fund	10,515,680
24,000	iShares Dow Jones U.S. Utilities Fund	2,094,240
185,800	iShares FTSE/Xinhua China 25 Index Fund	15,902,622
173,700	iShares MSCI Austria Index Fund	5,805,054
67,600	iShares MSCI Belgium Index Fund	1,639,300
36,402	iShares MSCI Brazil Index Fund	1,528,156
54,850	iShares MSCI Emerging Markets Index Fund	5,682,460
89,950	iShares MSCI France Index Fund	2,895,491
370,150	ishares MSCI Germany Index Fund	9,312,974
81,600	iShares MSCI Italy Index Fund	2,574,480
118,350	iShares MSCI Mexico Index Fund	5,505,642
64,500	iShares MSCI Netherlands Index Fund	1,607,985
524,250	iShares MSCI Singapore Index Fund	5,310,653
67,100	iShares MSCI Spain Index Fund	3,390,563
68,700	ishares MSCI Switzerland Index Fund	1,619,946
485,600	iShares MSCI United Kingdom Index Fund	11,120,240
58,600	iShares S&P Global Financials Sector Index Fund	5,075,346
103,700	iShares S&P Latin America 40 Index Fund	15,928,320
46,650	streetTRACKS Gold Trust*	2,810,196
122,381	T. Rowe Price Emerging Europe & Mediterranean Fund	3,765,657

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2006, CONTINUED

Shares		Value
	Investment Companies: 99.4%, Continued
	Class 1 & 2 Funds: 30.1%^, Continued
92,449	U.S. Global Investors World Precious Minerals Fund	$2,664,392
280,000	Utilities Select Sector SPDR Fund	10,024,000
20,900	Vanguard Telecommunication Services ETF	1,482,228
	Total Class 1 & 2 Funds
	(Cost $172,471,272)	197,800,805
	Class 3 Funds: 69.3%^
1,704,105	AllianceBernstein International Value Fund - Class A	37,984,503
1,015,104	Allianz OCC Value Fund - Class D	18,150,067
386,139	BlackRock International Opportunities Portfolio - Service Class	16,812,505
284,403	Excelsior International Fund	4,928,695
111,498	Goldman Sachs Growth & Income Fund - Class A	1,645,714
786,458	Goldman Sachs Structured International Equity Fund - Class A	23,538,685
449,499	iShares MSCI EAFE Index Fund	31,595,285
165,000	iShares MSCI EAFE Value Index Fund	11,327,250
418,000	iShares MSCI EMU Index Fund	40,709,020
187,341	iShares Russell 1000 Value Index Fund	14,882,369
3,850	iShares Russell 3000 Value Index Fund	399,514
214,800	iShares S&P 500 Value Index Fund	15,938,160
407,326	iShares S&P Europe 350 Index Fund	40,830,358
411,560	John Hancock Classic Value Fund - Class A	11,523,693
805,043	Julius Baer International Equity Fund - Class A	34,689,312
303,600	PowerShares Dynamic Large Cap Value Fund	5,792,688
89,686	Rydex Europe Advantage Fund - Class H	2,019,731
451,217	SSgA International Stock Selection Fund	5,825,217
47,600	streetTRACKS Dow Jones Wilshire Large Cap Value Fund	3,826,088
1,224,194	Thornburg International Value Fund - Class A	33,628,612
1,254,150	Thornburg Investment Income Builder Fund - Institutional Class	25,296,212
476,995	Vanguard International Value Fund - Investor Class	19,890,685
232,350	Vanguard Value ETF	15,251,454

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2006, CONTINUED

Shares		Value
	Investment Companies: 99.4%, Continued
	Class 3 Funds: 69.3%^, Continued
581,000	Vanguard European Stock ETF	$38,020,640
	Total Class 3 Funds
	(Cost $407,987,525)	454,506,457
	Total Investment Companies
	(Cost $580,458,797)	652,307,262
	Short-Term Investment: 1.2%
7,800,623	Fidelity Institutional Money Market Portfolio	7,800,623
	Total Short-Term Investment
	(Cost $7,800,623)	7,800,623
	Total Investments: 100.6%
	(Cost $588,259,420)	660,107,885
	Liabilities in Excess of Other Assets: (0.6)%	(4,102,958)
	Net Assets: 100.0%	$656,004,927

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS

Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK

Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS

Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2006

Shares		Value
	Investment Companies: 99.6%
	Class 1 & 2 Funds: 60.2%^
161,005	AllianceBernstein Real Estate Investment Fund - Class A	$4,641,775
4,106	BlackRock Global Resources Fund - Investor Class A	285,107
130,660	Columbia Acorn International Fund - Class Z	5,293,047
206,853	Columbia Real Estate Equity Fund - Class Z	6,534,501
76,593	Driehaus Emerging Markets Growth Fund	2,745,098
312,834	Excelsior Emerging Markets Fund - Service Class	4,163,819
141,623	Excelsior Real Estate Fund	1,617,331
63,235	Fidelity Select Brokerage & Investment Portfolio	4,883,622
89,457	Fidelity Select Software & Computer Portfolio*	5,752,097
184,750	Financial Select Sector SPDR Fund	6,551,235
64,048	ICON Asia-Pacific Region Fund	872,331
241,100	iShares Dow Jones U.S. Telecommunications Fund	6,919,570
80,700	iShares FTSE/Xinhua China 25 Index Fund	6,907,113
174,950	iShares MSCI Austria Index Fund	5,846,829
84,400	iShares MSCI Belgium Index Fund	2,046,700
86,850	iShares MSCI France Index Fund	2,795,702
310,150	Ishares MSCI Germany Index Fund	7,803,374
76,100	iShares MSCI Italy Index Fund	2,400,955
125,750	iShares MSCI Mexico Index Fund	5,849,890
49,900	iShares MSCI Netherlands Index Fund	1,244,007
551,650	iShares MSCI Singapore Index Fund	5,588,214
69,900	iShares MSCI Spain Index Fund	3,532,047
99,850	iShares MSCI Sweden Index Fund	2,880,672
106,400	iShares MSCI Switzerland Index Fund	2,508,912
270,700	iShares MSCI United Kingdom Index Fund	6,199,030
60,500	iShares S&P Global Financials Sector Index Fund	5,239,905
45,000	iShares S&P Latin America 40 Index Fund	6,912,000
225,886	Matthews China Fund	4,524,504
83,806	Oppenheimer International Small Company Fund - Class A	2,109,393
77,150	streetTRACKS Gold Trust*	4,647,516

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2006, CONTINUED

Shares		Value
	Investment Companies: 99.6%, Continued
	Class 1 & 2 Funds: 60.2%^, Continued
100,346	T. Rowe Price Emerging Europe & Mediterranean Fund	$3,087,645
47,055	U.S. Global Investors World Precious Minerals Fund	1,356,124
173,850	Utilities Select Sector SPDR Fund	6,223,830
20,900	Vanguard Telecommunication Services ETF	1,482,228
	Total Class 1 & 2 Funds
	(Cost $128,297,177)	141,446,123
	Class 3 Funds: 39.4%^
297,720	AllianceBernstein International Value Fund - Class A	6,636,174
112,995	Allianz OCC Value Fund - Class D	2,020,355
119,776	BlackRock International Opportunities Portfolio - Service Class	5,215,048
100,225	Excelsior International Fund	1,736,893
101,536	Goldman Sachs Growth & Income Fund - Class A	3,038,964
108,550	iShares MSCI EAFE Index Fund	7,629,980
30,000	iShares MSCI EAFE Value Index Fund	2,059,500
92,050	iShares MSCI EMU Index Fund	8,964,749
61,450	iShares Russell 1000 Value Index Fund	4,881,588
550	iShares Russell 3000 Value Index Fund	57,074
14,200	iShares S&P 500 Value Index Fund	1,053,640
91,950	iShares S&P Europe 350 Index Fund	9,217,068
143,222	John Hancock Classic Value Fund - Class A	4,010,211
125,535	Julius Baer International Equity Fund - Class A	5,409,301
24,928	Laudus International MarketMasters Fund - Investor Class	516,749
13,650	MainStay ICAP International Fund - Investor Class	521,704
67,289	PowerShares Dynamic Large Cap Value Fund	1,283,874
23,641	Rydex Europe Advantage Fund - Class H	532,388
120,534	SSgA International Stock Selection Fund	1,556,091
30,000	streetTRACKS Dow Jones Wilshire Large Cap Value Fund	2,411,400
226,434	Thornburg International Value Fund - Class A	6,220,129
197,063	Thornburg Investment Income Builder Fund - Investor Class	3,974,769

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2006, CONTINUED

Shares		Value
	Investment Companies: 99.6%, Continued
	Class 3 Funds: 39.4%^, Continued
134,500	Vanguard European Stock ETF	$8,801,680
111,642	Vanguard International Value Fund - Investor Class	4,655,484
	Total Class 3 Funds
	(Cost $83,918,874)	92,404,813
	Total Investment Companies
	(Cost $212,216,051)	233,850,936
	Short-Term Investment: 1.3%
2,990,494	Fidelity Institutional Money Market Portfolio	2,990,494
	Total Short-Term Investment
	(Cost $2,990,494)	2,990,494
	Total Investments: 100.9%
	(Cost $215,206,545)	236,841,430
	Liabilities in Excess of Other Assets: (0.9)%	(2,035,453)
	Net Assets: 100.0%	$234,805,977

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS

Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK

Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS

Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31 2006

Shares		Value
	Investment Companies: 99.7%
	Class 3 Funds: 51.0%^
122,466	AllianceBernstein International Value Fund - Class A	$2,729,777
56,657	Allianz OCC Value Fund - Class D	1,013,031
65,157	BlackRock International Opportunities Portfolio - Service Class	2,836,948
110,667	Excelsior International Fund	1,917,853
82,770	Goldman Sachs Growth & Income Fund - Class A	2,477,294
45,050	iShares MSCI EAFE Index Fund	3,166,564
25,800	iShares MSCI EMU Index Fund	2,512,662
25,100	iShares Russell 1000 Value Index Fund	1,993,944
13,300	iShares Russell 3000 Value Index Fund	1,380,141
15,800	iShares S&P Europe 350 Index Fund	1,583,792
43,415	John Hancock Classic Value Fund - Class A	1,215,629
73,858	Julius Baer International Equity Fund - Class A	3,182,544
15,808	Pioneer Equity-Income Fund - Class A	530,059
122,200	PowerShares Dynamic Large Cap Value Fund	2,331,576
69,703	Rydex Europe Advantage Fund - Class H	1,569,708
117,719	SSgA International Stock Selection Fund	1,519,756
13,800	streetTRACKS Dow Jones Wilshire Large Cap Value Fund	1,109,244
67,216	Thornburg International Value Fund - Class A	1,846,430
90,475	Thornburg Investment Income Builder Fund - Institutional Class	1,824,877
36,449	Thornburg Value Fund - Class A	1,427,337
16,100	Vanguard European Stock ETF	1,053,584
16,643	Vanguard International Value Fund - Investor Class	694,009
	Total Class 3 Funds
	(Cost 35,736,705)	39,916,759
	Class 4 Funds: 48.7%^
99,778	AllianceBernstein Balanced Shares Fund - Class A	1,800,998
202,887	American Century Utilities Fund - Investor Class	3,197,499
72,150	Buffalo Balanced Fund	828,284
319,876	Calamos Global Growth & Income Fund - Class A	3,358,699
46,408	Fidelity International Discovery Fund	1,701,316
41,732	Fidelity Real Estate Investment Portfolio	1,521,534
156,739	Fidelity Utilities Fund	2,857,359

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2006, CONTINUED

Shares		Value
	Investment Companies: 99.7%, Continued
	Class 4 Funds: 48.7%^, Continued
41,650	iShares Cohen & Steers Realty Majors Index Fund	$4,075,452
43,910	iShares Dow Jones U.S. Real Estate Index Fund	3,607,207
33,485	Leuthold Core Investment Fund	612,100
207,754	Matthews Asian Growth & Income Fund	3,976,407
189,279	Old Mutual Heitman Reit Fund - Class Z	3,045,493
106,450	PowerShares High Yield Dividend Achievers Fund	1,692,555
47,300	streetTRACKS Dow Jones Wilshire REIT Fund	4,119,830
136,157	TCW Dividend Focused Fund - Class N	1,797,277
	Total Class 4 Funds
	(Cost $34,132,748)	38,192,010
	Total Investment Companies
	(Cost $69,869,453)	78,108,769
	Short-Term Investment: 0.8%
616,902	Fidelity Institutional Money Market Portfolio	616,902
	Total Short-Term Investment
	(Cost $616,902)	616,902
	Total Investments: 100.5%
	(Cost $70,486,355)	78,725,671
	Liabilities in Excess of Other Assets: (0.5)%	(378,965)
	Net Assets: 100.0%	$78,346,706

*	Non-income producing.
^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS

Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

CLASS 4: TOTAL RETURN (BALANCED) FUNDS

Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2006

Shares		Value
	Investment Companies: 99.1%
	Class 4 Funds: 26.7%^
136,463	Fidelity Real Estate Income Fund	$1,636,186
50,550	Gateway Fund	1,359,787
118,940	Matthews Asian Growth & Income Fund	2,276,506
421,668	Merger Fund	6,771,983
208,112	Permanent Portfolio	6,640,864
	Total Class 4 Funds
	(Cost $17,512,513)	18,685,326
	Class 5 Funds: 72.4%^
407,031	Eaton Vance Floating-Rate & High Income Fund - Advisor Class	3,944,132
555,029	Eaton Vance Floating-Rate Fund - Institutional Class	5,461,481
621,705	Eaton Vance Strategic Income Fund - Class A	4,905,249
362,746	Fidelity Capital & Income Fund	3,159,516
161,000	Fidelity Select Air Transportation Fund	1,891,745
216,474	FPA New Income Fund	2,355,241
1,372,022	John Hancock High-Yield Fund - Class A	7,340,319
383,776	Loomis Sayles Bond Fund - Institutional Class	5,518,699
1,183,006	MainStay High-Yield Corporate Bond Fund - Class A	7,488,428
47,080	Oppenheimer Strategic Income Fund - Class A	199,617
120,919	PIMCO Emerging Markets Bond Fund - Class D	1,379,688
509,639	PIMCO Floating Income Fund - Class D	5,351,212
82,063	Pioneer Strategic Income Fund - Class A	852,635
109,769	Wells Fargo Advantage Ultra Short-Term Income - Investor Class	1,000,000
	Total Class 5 Funds
	(Cost $49,960,027)	50,847,962
	Total Investment Companies
	(Cost $67,472,540)	69,533,288

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2006, CONTINUED

Shares		Value
	Short-Term Investment: 0.4%
272,112	Fidelity Institutional Money Market Portfolio	$272,112
	Total Short-Term Investment
	(Cost $272,112)	272,112
	Total Investments: 99.5%
	(Cost $67,744,652)	69,805,400
	Other Assets in Excess of Liabilities: 0.5%	368,537
	Net Assets: 100.0%	$70,173,937

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS

Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT OCTOBER 31, 2006

	FundX	FundX Aggressive
	Upgrader Fund	Upgrader Fund
ASSETS
Investments in securities, at value
(identified cost $588,259,420 and $215,206,545, respectively) (Note 2)	$660,107,885	$236,841,430
Cash	3,692	2,440
Receivables:
Fund shares sold	1,894,719	545,523
Dividends and interest	168,540	32,719
Prepaid expenses	28,042	19,813
Total assets	662,202,878	237,441,925

LIABILITIES
Payables:
Investment securities purchased	5,324,404	2,156,723
Fund shares redeemed	298,705	257,865
Investment advisory fees	521,279	191,197
Transfer agent fees	35,478	12,588
Chief compliance officer fees	300	300
Other accrued expenses	17,785	17,275
Total liabilities	6,197,951	2,635,948
NET ASSETS	$656,004,927	$234,805,977

Net assets applicable to shares outstanding	$656,004,927	$234,805,977
Shares outstanding; unlimited number of
shares authorized without par value	16,180,290	5,311,801
Net asset value, offering and redemption price per share	$40.54	$44.20

COMPONENTS OF NET ASSETS
Paid-in capital	$544,630,827	$206,167,794
Accumulated net realized gain on investments	39,525,635	7,003,298
Net unrealized appreciation on investments	71,848,465	21,634,885
Net assets	$656,004,927	$234,805,977

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT OCTOBER 31, 2006

	FundX Conservative	FundX Flexible
	Upgrader Fund	Income Fund
ASSETS
Investments in securities, at value
(identified cost $70,486,355 and $67,744,652, respectively) (Note 2)	$78,725,671	$69,805,400
Cash	7,289	2,604
Receivables:
Fund shares sold	213,661	415,865
Dividends and interest	15,747	241,387
Prepaid expenses	12,046	13,404
Total assets	78,974,414	70,478,660

LIABILITIES
Payables:
Investment securities purchased	298,728	219,781
Fund shares redeemed	209,428	23,351
Investment advisory fees	95,962	36,739
Transfer agent fees	4,406	4,890
Chief compliance officer fees	300	300
Other accrued expenses	18,884	19,662
Total liabilities	627,708	304,723
NET ASSETS	$78,346,706	$70,173,937

Net assets applicable to shares outstanding	$78,346,706	$70,173,937
Shares outstanding; unlimited number of
shares authorized without par value	2,183,232	2,381,761
Net asset value, offering and redemption price per share	$35.89	$29.46

COMPONENTS OF NET ASSETS
Paid-in capital	$66,778,247	$67,063,622
Undistributed net investment income	—	1,833,912
Accumulated net realized gain (loss) on investments	3,329,143	(784,345)
Net unrealized appreciation on investments	8,239,316	2,060,748
Net assets	$78,346,706	$70,173,937

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2006

	FundX	FundX Aggressive
	Upgrader Fund	Upgrader Fund
INVESTMENT INCOME
Dividends	$5,158,434	$1,706,251
Interest	191,870	75,302
Total investment income	5,350,304	1,781,553

EXPENSES (NOTE 3)
Advisory fees	4,898,252	1,562,915
Transfer agent fees	491,937	162,858
Administration fees	290,762	94,587
Fund accounting fees	99,831	41,776
Custody fees	79,379	27,963
Registration fees	51,326	29,173
Interest expense (Note 6)	42,815	20,055
Reports to shareholders	37,247	18,177
Trustee fees	19,674	10,666
Audit fees	17,002	17,002
Miscellaneous	16,330	9,007
Insurance expense	12,494	2,758
Legal fees	6,147	6,147
Chief compliance officer fees	1,800	1,800
Total expenses	6,064,996	2,004,884
Plus: prior year fees waived subject to recoupment	—	50,335
Less: expenses paid indirectly (Note 3)	(224,781)	(70,853)
Net expenses	5,840,215	1,984,366
Net investment loss	(489,911)	(202,813)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	35,676,854	6,712,419
Capital gain distributions from regulated investment companies	6,117,578	1,525,074
Change in net unrealized appreciation on investments	42,579,245	13,743,631
Net realized and unrealized gain on investments	84,373,677	21,981,124
Net increase in net assets resulting from operations	$83,883,766	$21,778,311

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2006

	FundX Conservative	FundX Flexible
	Upgrader Fund	Income Fund
INVESTMENT INCOME
Dividends	$1,212,683	$2,940,604
Interest	19,872	10,219
Total investment income	1,232,555	2,950,823

EXPENSES (NOTE 3)
Advisory fees	593,651	366,783
Transfer agent fees	68,533	68,239
Administration fees	35,843	31,524
Fund accounting fees	29,490	31,195
Audit fees	17,002	17,002
Registration fees	15,097	16,373
Custody fees	10,749	10,426
Trustee fees	8,580	8,071
Reports to shareholders	8,147	5,690
Miscellaneous	8,054	7,993
Legal fees	6,149	6,147
Interest expense (Note 6)	4,026	1,031
Chief compliance officer fees	1,800	1,800
Insurance expense	1,551	1,446
Total expenses	808,672	573,720
Plus: prior year fees waived subject to recoupment	85,163	—
Less: fees waived	—	(47,635)
Less: expenses paid indirectly (Note 3)	(33,390)	(37,015)
Net expenses	860,445	489,070
Net investment income	372,110	2,461,753

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,443,930	(669,072)
Capital gain distributions from regulated investment companies	962,613	208,331
Change in net unrealized appreciation on investments	5,594,821	2,007,663
Net realized and unrealized gain on investments	9,001,364	1,546,922
Net increase in net assets resulting from operations	$9,373,474	$4,008,675

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2006	October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(489,911)	$2,413,641
Net realized gain on investments	35,676,854	14,723,338
Capital gain distributions from regulated investment companies	6,117,578	6,591,009
Change in net unrealized appreciation on investments	42,579,245	14,451,366
Net increase in net assets resulting from operations	83,883,766	38,179,354

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(142,337)	(2,271,304)
From net realized gain	(22,916,042)	(3,244,940)
Total distributions to shareholders	(23,058,379)	(5,516,244)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a) (b)	256,451,832	77,374,460
Total increase in net assets	317,277,219	110,037,570

NET ASSETS
Beginning of year	338,727,708	228,690,138
End of year	$656,004,927	$338,727,708

Undistributed net investment income	$—	$142,337

(a)   Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2006		October 31, 2005
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	12,325,967	$474,091,410	6,512,755	$224,703,309
Shares issued in
reinvestment of distributions	607,865	22,436,301	162,687	5,370,292
Shares redeemed (b)	(6,263,115)	(240,075,879)	(4,440,377)	(152,699,141)
Net increase	6,670,717	$256,451,832	2,235,065	$77,374,460

(b)   Net of redemption fees of $200,977 and $54,655, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.FUNDXFUND.COM

FUNDX AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2006	October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(202,813)	$182,717
Net realized gain on investments	6,712,419	1,953,980
Capital gain distributions from regulated investment companies	1,525,074	1,044,299
Change in net unrealized appreciation on investments	13,743,631	5,431,433
Net increase in net assets resulting from operations	21,778,311	8,612,429

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(182,717)
From net realized gain	(3,799,391)	(839,948)
Total distributions to shareholders	(3,799,391)	(1,022,665)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)(b)	146,422,797	22,180,379
Total increase in net assets	164,401,717	29,770,143

NET ASSETS
Beginning of year	70,404,260	40,634,117
End of year	$234,805,977	$70,404,260

(a)   Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2006		October 31, 2005
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	5,977,122	$252,027,286	1,501,372	$54,832,995
Shares issued in reinvestment of distributions	90,580	3,693,834	29,113	1,004,999
Shares redeemed (b)	(2,604,293)	(109,298,323)	(928,382)	(33,657,615)
Net increase	3,463,409	$146,422,797	602,103	$22,180,379

(b)   Net of redemption fees of $302,712 and $38,801, respectively.

The accompanying notes are an integral part of these financial statements.

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FUNDX CONSERVATIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2006	October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$372,110	$604,886
Net realized gain on investments	2,443,930	1,002,678
Capital gain distributions from regulated investment companies	962,613	1,012,674
Change in net unrealized appreciation on investments	5,594,821	834,238
Net increase in net assets resulting from operations	9,373,474	3,454,476

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(468,614)	(508,382)
From net realized gains	(2,075,284)	(693,840)
Total distributions to shareholders	(2,543,898)	(1,202,222)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)(b)	27,674,305	13,562,744
Total increase in net assets	34,503,881	15,814,998

NET ASSETS
Beginning of year	43,842,825	28,027,827
End of year	$78,346,706	$43,842,825

Undistributed net investment income	$—	$96,504

(a)   Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2006		October 31, 2005
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,377,870	$46,593,705	830,975	$26,201,698
Shares issued in reinvestment of distributions	74,670	2,432,000	38,241	1,182,041
Shares redeemed (b)	(634,708)	(21,351,400)	(436,141)	(13,820,995)
Net increase	817,832	$27,674,305	433,075	$13,562,744

(b)   Net of redemption fees of $11,883 and $2,635, respectively.

The accompanying notes are an integral part of these financial statements.

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FUNDX FLEXIBLE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2006	October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$2,461,753	$1,268,493
Net realized loss on investments	(669,072)	(399,882)
Capital gain distributions from regulated investment companies	208,331	124,489
Change in net unrealized appreciation (depreciation) on investments	2,007,663	(485,369)
Net increase in net assets resulting from operations	4,008,675	507,731

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,484,200)	(896,993)
From net realized gain	—	(51,673)
Total distributions to shareholders	(1,484,200)	(948,666)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)(b)	28,987,169	16,329,873
Total increase in net assets	31,511,644	15,888,938

NET ASSETS
Beginning of year	38,662,293	22,773,355
End of year	$70,173,937	$38,662,293

Undistributed net investment income	$1,833,912	$856,359

(a)   Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2006		October 31, 2005
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,690,658	$48,279,338	982,659	$27,998,752
Shares issued in reinvestment of distributions	52,336	1,460,182	32,923	930,408
Shares redeemed (b)	(725,787)	(20,752,351)	(444,208)	(12,599,287)
Net increase	1,017,207	$28,987,169	571,374	$16,329,873

(b)   Net of redemption fees of $6,820 and $7,550, respectively.

The accompanying notes are an integral part of these financial statements.

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FUNDX UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Years Ended October 31,
							Period Ended
	2006		2005	2004		2003	October 31, 2002(1)
Net asset value, beginning of period	$35.62		$31.44	$28.51		$22.61	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.03)		0.30	(0.19)		(0.11)	(0.03)
Net realized and unrealized
gain (loss) on investments	7.17		4.58	3.12		6.01	(2.17)
Total from investment operations	7.14		4.88	2.93		5.90	(2.20)

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.29)	—		—	(0.19)
From net realized gain	(2.22)		(0.42)	—		—	—
Total distributions	(2.23)		(0.71)	—		—	(0.19)
Paid-in capital from redemption fees (Note 2)	0.01		0.01	—		—	—
Net asset value, end of period	$40.54		$35.62	$31.44		$28.51	$22.61
Total return	20.70%		15.74%	10.28	%(3)	26.09%	(8.90	%)(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$656.0		$338.7	$228.7		$137.6	$117.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	1.23%		1.27%	1.31%		1.34%	1.44	%(6)
After expenses absorbed (Note 3)	1.19	%(7)	1.27%	1.31%		1.34%	1.44	%(6)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	(0.14%)		0.84%	(0.73%)		(0.47%)	(0.79	%)(6)
After expenses absorbed (Note 3)	(0.10	%)(8)	0.84%	(0.73	%)(3)	(0.47%)	(0.79	%(6)
Portfolio turnover rate	112%		129%	139%		223%	208	%(4)

(1)	Fund commenced operations November 1, 2001.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	There was no effect on the total return or net investment income due to the net increase from payments by affiliates and net loss on the disposal of investments in violation of restrictions.
(4)	Not Annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)    Annualized.
(7)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.23%. (Note 3)
(8)	Excluding expenses paid indirectly, the ratio of net investment loss to average net assets would have been (0.14%). (Note 3)

The accompanying notes are an integral part of these financial statements.

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FUNDX AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Years Ended October 31,
						Period Ended
	2006		2005	2004	2003	October 31, 2002(1)
Net asset value, beginning of period	$38.09		$32.60	$30.81	$23.23	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.04)		0.18	(0.21)	(0.11)	(0.05)
Net realized and unrealized
gain (loss) on investments	7.67		6.05	2.01	7.69	(1.72)
Total from investment operations	7.63		6.23	1.80	7.58	(1.77)

LESS DISTRIBUTIONS:
From net investment income	—		(0.31)	(0.01)	—	—
From net realized gain	(1.58)		(0.45)	—	—	—
Total distributions	(1.58)		(0.76)	(0.01)	—	—
Paid-in capital from redemption fees (Note 2)	0.06		0.02	—	—	—
Net asset value, end of period	$44.20		$38.09	$32.60	$30.81	$23.23
Total return	20.52%		19.41%	5.85%	32.63%	(7.08	%)(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$234.8		$70.4	$40.6	$20.7	$2.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.28%		1.42%	1.51%	2.94%	12.27	%(5)
After fees waived or recouped	1.27	%(6)	1.50%	1.50%	1.50%	1.50	%(5)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	(0.14%)		0.42%	(0.77%)	(2.68%)	(11.74	%)(5)
After fees waived or recouped	(0.13	%)(7)	0.34%	(0.76%)	(1.24%)	(0.97	%)(5)
Portfolio turnover rate	119%		116%	187%	128%	182	%)(3)

(1)	Fund commenced operations July 1, 2002.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not Annualized.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)    Annualized.
(6)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.31%. (Note 3)
(7)	Excluding expenses paid indirectly, the ratio of net investment loss to average net assets would have been (0.18%). (Note 3)

The accompanying notes are an integral part of these financial statements.

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FUNDX CONSERVATIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Years Ended October 31,
						Period Ended
	2006		2005	2004	2003	October 31, 2002(1)
Net asset value, beginning of period	$32.11		$30.06	$27.34	$22.63	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.25		0.56	(0.23)	(0.11)	(0.01)
Net realized and unrealized
gain (loss) on investments	5.28		2.65	3.30	4.88	(2.36)
Total from investment operations	5.53		3.21	3.07	4.77	(2.37)

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.49)	—	(0.06)	—
From net realized gain	(1.44)		(0.67)	(0.35)	—	—
Total distributions	(1.76)		(1.16)	(0.35)	(0.06)	—
Paid-in capital from redemptions fees (Note 2)	0.01		0.00 (3)	—	—	—
Net asset value, end of period	$35.89		$32.11	$30.06	$27.34	$22.63
Total return	17.82%		10.84%	11.28%	21.15%	(9.48	%)(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$78.3		$43.8	$28.0	$11.1	$3.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	1.36%		1.48%	1.66%	2.96%	8.75	%(6)
After fees absorbed or recouped	1.45	%(7)	1.50%	1.50%	1.50%	1.50	%(6)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	0.72%		1.59%	(1.10%)	(2.23%)	(7.48	%)(6)
After fees absorbed or recouped	0.63	%(8)	1.57%	(0.94%)	(0.77%)	(0.23	%)(6)
Portfolio turnover rate	111%		107%	130%	198%	114	%(4)

(1)	Fund commenced operations July 1, 2002.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.01.
(4)	Not Annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)    Annualized.
(7)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.50%. (Note 3)
(8)	Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 0.58%. (Note 3)

The accompanying notes are an integral part of these financial statements.

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FUNDX FLEXIBLE INCOME FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Years Ended October 31,
						Period Ended
	2006		2005	2004	2003	October 31, 2002(1)
Net asset value, beginning of period	$28.33		$28.71	$27.97	$24.89	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	1.23		1.10	0.87	0.89	0.07
Net realized and unrealized
gain (loss) on investments	0.99		(0.34)	0.79	2.71	(0.18)
Total from investment operations	2.22		0.76	1.66	3.60	(0.11)

LESS DISTRIBUTIONS:
From net investment income	(1.09)		(1.09)	(0.70)	(0.52)	—
From net realized gain	—		(0.06)	(0.22)	—	—
Total distributions	(1.09)		(1.15)	(0.92)	(0.52)	—
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.01	—	—	—
Net asset value, end of period	$29.46		$28.33	$28.71	$27.97	$24.89
Total return	8.06%		2.70%	6.02%	14.69%	(0.44	%)(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$70.2		$38.7	$22.8	$9.5	$3.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	1.09%		1.27%	1.45%	2.60%	8.44	%(6)
After fees waived and expenses absorbed	0.93	%(7)	0.99%	0.99%	0.99%	0.99	%(6)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	4.54%		4.08%	2.90%	2.23%	(5.93	%)(6)
After fees waived and expenses absorbed	4.70	%(8)	4.36%	3.36%	3.84%	1.52	%(6)
Portfolio turnover rate	76%		83%	192%	173%	135	%(4)

(1)	Fund commenced operations July 1, 2002.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.01.
(4)	Not Annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)    Annualized.
(7)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 0.99%. (Note 3)
(8)	Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 4.64%. (Note 3)

The accompanying notes are an integral part of these financial statements.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS AT OCTOBER 31, 2006

NOTE 1 - ORGANIZATION

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund and FundX Flexible Income Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

FundX Upgrader Fund (“Upgrader Fund”) commenced operations on November 1, 2001. FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”) and FundX Flexible Income Fund (“Flexible Income Fund”) commenced operations on July 1, 2002.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS AT OCTOBER 31, 2006, CONTINUED

the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2006, the Funds did not hold fair valued securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

B.
Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At October 31, 2006, the Flexible Income Fund had a capital loss carryforward available for federal income tax purposes of $742,406 of which $292,536 expires in 2013 and $449,870 expires in 2014, to offset future gains.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a high cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS AT OCTOBER 31, 2006, CONTINUED

E.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than one month. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
New Accounting Pronouncements. On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe adoption of SFAS 157 will have no material impact on its financial statements.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS AT OCTOBER 31, 2006, CONTINUED

I.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2006, the Upgrader Fund decreased undistributed net investment loss by $489,911, decreased accumulated net realized gains by $490,025 and increased paid-in capital by $114 due to certain permanent book and tax differences. For the year ended October 31, 2006, the Aggressive Fund decreased undistributed net investment loss by $202,813 and decreased accumulated net realized gains by $202,813 due to certain permanent book and tax differences.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DAL Investment Company, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on nest assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund. For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund. For the year ended October 31, 2006, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund incurred $4,898,252, $1,562,915, $593,651, and $366,783 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses so that their ratio of expenses to average net assets will not exceed the following:

Upgrader Fund	1.50%
Aggressive Fund	1.50%
Conservative Fund	1.50%
Flexible Income Fund	0.99%

The contract’s term is indefinite and may be terminated only by the Board of Trustees. The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment. For the year ended October 31, 2006, the Advisor voluntarily waived $47,635 in fees for the Flexible Income Fund.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS AT OCTOBER 31, 2006, CONTINUED

At October 31, 2006, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Conservative Fund and the Flexible Income Fund that may be recouped was $31,778, and $216,947, respectively. The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	October 31
	2007	2008	2009
Conservative Fund	(31,778)	—	—
Flexible Income Fund	(88,007)	(81,305)	(47,635)

For the year ended October 31, 2006, fees of $50,335 and $85,163 waived by the Advisor in 2003 and 2004 were recouped from the Aggressive Fund and Conservative Fund, respectively.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Effective June 1, 2006, the Administrator receives a monthly fee at the following annual rates:

$0 to $150 million	0.10% of average daily net assets
$150 to $500 million	0.05% of average daily net assets
$500 to $1 billion	0.04% of average daily net assets
Over $1 billion	0.03% of average daily net assets
Minimum annual fee - $30,000 for the first fund, $15,000 each additional fund

Prior to June 1, 2006, the Administrator received a monthly fee at the following annual rates:

Under $36 million	$36,000
$36 to $150 million	0.10% of average daily net assets
Over $150 million	0.05% of average daily net assets

For the year ended October 31, 2006, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund incurred $290,762, $94,587, $35,843, and $31,524 in administration fees,

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NOTES TO FINANCIAL STATEMENTS AT OCTOBER 31, 2006, CONTINUED

respectively. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the year ended October 31, 2006, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund were each allocated $1,800 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the Underlying Funds by third parties. USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank. For the year ended October 31, 2006, this expense reduction, in the aggregate, equaled $224,781, $70,853, $33,390, and $37,015 for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

The breakdown of these credits received by the Funds offset the following service provider expense for the fiscal year ending October 31, 2006:

		Fund	Fund	Transfer
Fund	Custody	Accounting	Administration	Agency
Upgrader Fund	$22,841	$42,576	$106,619	$52,745
Aggressive Fund	7,249	11,054	35,269	17,281
Conservative Fund	3,680	6,171	14,175	9,364
Flexible Income Fund	4,627	6,808	15,791	9,789

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended October 31, 2006 are as follows:

	Purchases	Sales
Upgrader Fund	$785,827,963	$548,223,926
Aggressive Fund	327,991,075	184,235,514
Conservative Fund	92,435,757	66,032,140
Flexible Income Fund	69,034,339	39,414,247

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS AT OCTOBER 31, 2006, CONTINUED

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2006 and 2005 for the Upgrader Fund was as follows:

	2006	2005
Distributions paid from:
Ordinary income	$6,139,066	$2,271,304
Long-term capital gain	16,919,313	3,245,054

The tax character of distributions paid during 2006 and 2005 for the Aggressive Fund was as follows:

	2006	2005
Distributions paid from:
Ordinary income	$1,469,892	$411,086
Long-term capital gain	2,329,499	611,579

The tax character of distributions paid during 2006 and 2005 for the Conservative Fund was as follows:

	2006	2005
Distributions paid from:
Ordinary income	$1,156,252	$508,382
Long-term capital gain	1,387,646	693,840

The tax character of distributions paid during 2006 and 2005 for the Flexible Income Fund was as follows:

	2006	2005
Distributions paid from:
Ordinary income	$1,484,200	$896,993
Long-term capital gain	—	51,673

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NOTES TO FINANCIAL STATEMENTS AT OCTOBER 31, 2006, CONTINUED

As of October 31, 2006, components of distributable earnings on a tax basis were as follows:

		FundX	FundX	FundX
	FundX	Aggressive	Conservative	Flexible
	Upgrader	Upgrader	Upgrader	Income
	Fund	Fund	Fund	Fund
Cost of investments	$588,365,363	$215,271,546	$70,520,183	$67,786,591

Gross tax unrealized appreciation	$72,165,381	$21,974,790	$8,249,825	$2,119,096
Gross tax unrealized depreciation	(422,859)	(404,906)	(44,337)	(100,287)
Net tax unrealized appreciation	71,742,522	21,569,884	8,205,488	2,018,809

Undistributed ordinary income	10,704,761	—	376,465	1,833,912
Undistributed long-term capital gain	28,926,817	7,068,299	2,986,506	—
Total distributable earnings	39,631,578	7,068,299	3,362,971	1,833,912

Other accumulated gains/(losses)	—	—	—	(742,406)
Total accumulated earnings	$111,374,100	$28,638,183	$11,568,459	$3,110,315

Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

NOTE 6 - CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund a credit facility pursuant to four separate Loan and Security Agreements for each of the above mentioned Funds for the purpose of purchasing portfolio securities. For the period November 1, 2005 through October 31, 2006, the average interest rate on the outstanding principal amount was 7.71%, 7.83%, 7.46% and 7.66%, respectively. Advances are not collateralized by a first lien against the Funds’ assets. During the period November 1, 2005 through October 31, 2006, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund had outstanding average daily balances of $546,417, $240,966, $51,158 and $11,316, respectively. The maximum amounts outstanding for the current lending agreement during that period were $16,059,500, $5,973,500, $1,391,000 and $973,000 for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively. Interest expense amounted to $42,815 for the Upgrader Fund, $20,055 for the Aggressive Fund, $4,026 for the Conservative Fund and $1,031 for the Flexible Income Fund for the period November 1, 2005 through October 31, 2006. At October 31, 2006, there were no loan payable balances for any of the Funds.

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FUNDX UPGRADER FUNDS

REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders of
Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, and the FundX Flexible Income Fund, each a series of shares of Professionally Managed Portfolios (the “Trust”), including the schedules of investments as of October 31, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significantly estimated made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned Funds as of October 31, 2006, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 17, 2006

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FUNDX UPGRADER FUNDS

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Portfolio. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

Number of
Portfolios
		Term Of	Principal	in Fund
	Position	Office And	Occupation	Complex(2)	Other
Name, Address	With	Length Of	During Past	Overseen	Directorships
And Age	The Trust(1)	Time Served	Five Years	by Trustees	Held

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	President, Talon Industries, Inc.	5	Allegiant
(born 1943)	and	Term;	(administrative, management		Funds.
2020 E. Financial Way	Trustee	Since	and business consulting);
Suite 100		May 1991.	formerly, Chief Operating
Glendora, CA 91741			Officer, Integrated Asset
Management (investment
advisor and manager) and
formerly, President, Value
Line, Inc. (investment advisory
and financial publishing firm).

Wallace L. Cook	Trustee	Indefinite	Financial Consultant; formerly,	5	None.
(born 1939)		Term;	Senior Vice President,
2020 E. Financial Way		Since	Rockefeller Trust Co.; Financial
Suite 100		May 1991.	Counselor, Rockefeller & Co.
Glendora, CA 91741

Carl A. Froebel	Trustee	Indefinite	Owner, Golf Adventures, LLC,	5	None.
(born 1938)		Term;	(Vacation Services); formerly,
2020 E. Financial Way		Since	President and Founder, National
Suite 100		May 1991.	Investor Data Services, Inc.
Glendora, CA 91741			(investment related
computer software).

Steven J. Paggioli	Trustee	Indefinite	Consultant, since July 2001;	5	Trustee,
(born 1950)		Term;	formerly, Executive Vice		Managers
2020 E. Financial Way		Since	President, Investment Company		Funds;
Suite 100		May 1991.	Administration, LLC (“ICA”)		Trustee,
Glendora, CA 91741			(mutual fund administrator).		Managers
AMG Funds.

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TRUSTEES AND EXECUTIVE OFFICERS, CONTINUED

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Address	with	Length of	During Past	Overseen	Directorships
and Age	the Trust(1)	Time Served	Five Years	by Trustees	Held

Rowley W.P. Redington	Trustee	Indefinite	President; Intertech Computer	5	None.
(born 1944)		Term;	Services Corp. (computer
2020 E. Financial Way		Since	services and consulting).
Suite 100		May 1991.
Glendora, CA 91741

Officers of the Trust

Robert M. Slotky	President	Indefinite	Vice President, U.S. Bancorp Fund	5	Not
(born 1947)		Term; Since	Services, LLC, since July 2001;		Applicable.
2020 E. Financial Way		August 2002.	formerly, Senior Vice President,
Suite 100	Chief	Indefinite	ICA (May 1997-July 2001).
Glendora, CA 91741	Compliance	Term; Since
	Officer	September
2004.
	Anti-Money	Indefinite
	Laundering	Term; Since
	Officer	December 2005.

Eric W. Falkeis	Treasurer	Indefinite	Chief Financial Officer, U.S. Bancorp	5	Not
(born 1973)		Term; Since	Fund Services, LLC, since April 2006;		Applicable.
615 East Michigan St.		August 2002.	Vice President, U.S. Bancorp Fund
Milwaukee, WI 53202			Services, LLC since 1997; formerly,
Chief Financial Officer, Quasar
Distributors, LLC (2000-2003).

Angela L. Pingel	Secretary	Indefinite	Counsel, U.S. Bancorp Fund	5	Not
(born 1971)		Term; Since	Services LLC since 2004; formerly,		Applicable.
615 East Michigan St.		December	Associate, Krukowski & Costello,
Milwaukee, WI 53202		2005.	S.C., (2002-2004); formerly, Vice
President - Investment Operations,
Heartland Advisors, Inc. (1994-2002).

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the FundX Upgrader, FundX Aggressive Upgrader, FundX Conservative Upgrader, FundX Flexible Income and FundX Stock Upgrader Funds managed by the Advisor. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

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FUNDX UPGRADER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on August 27-28, 2006, the Board (which is comprised entirely of persons who are considered to be Independent Trustees under the Investment Company Act) considered and approved the continuance of the Advisory Agreement with DAL Investment Company, LLC (the “Advisor”) for another annual term. At a prior meeting held on June 19 and 20, 2006, the Board received and reviewed substantial information regarding the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, the FundX Flexible Income Fund and the FundX Upgrader Fund (the “Funds”), the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement. In addition, the Board engaged an independent third party consulting firm to review the nature and quality of the information presented to the Board. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Funds’ historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis and in comparison to their peer funds as classified by Lipper.

For the FundX Aggressive Upgrader Fund, the Board noted that the Fund’s performance was above the median of its peer group for all relevant time periods. The Board also noted that the Fund was ranked in the first quartile or second quartile for all relevant periods. The Board also noted that during the course of the prior year it had met with the Advisor in person to discuss various

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT, CONTINUED

performance topics. The Board concluded that it was satisfied with the Fund’s overall performance record.

For the FundX Conservative Upgrader Fund, the Board noted that the Fund’s year-to-date and one year performance was near or only slightly below the median of its peer group. The Board also noted that the Fund’s three-year performance was below the median of its peer group. The Board noted that during the course of the prior year it had met with the Advisor in person to discuss various performance topics and concluded that the Advisor’s performance was not a cause for concern at this time under current market conditions.

For the FundX Flexible Income Fund, the Board noted that the Fund’s performance was below the median of its peer group for all relevant time periods. The Board concluded that it would continue to monitor the Fund’s performance during the upcoming year. The Board noted that during the course of the prior year it had met with the Advisor in person to discuss various performance topics and concluded that the Advisor’s performance was not a cause for concern at this time under current market conditions.

For the FundX Upgrader Fund, the Board noted that the Fund’s year-to-date, 1-year and 3-year performance were each significantly above the median of its peer group, and the Fund was ranked in the first quartile for all relevant time periods. The Board also noted that during the course of the prior year it had met with the Advisor in person to discuss various performance topics. The Board concluded that the Advisor’s performance was highly satisfactory under current market conditions.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

For the FundX Aggressive Upgrader Fund, the Board noted that the Advisor had agreed to waive its fees or reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio for the Fund of 1.50%. The Board noted that the Fund’s total expense ratio was at its peer group median and that the expense structure was in line with the fees charged by the Advisor to its other investment management clients, notwithstanding the fact that the services and investment strategies applicable to those accounts were substantially different. The Board also took into account that the Advisor’s strategy involved investing in other mutual funds, which necessarily involved some degree of layering of fees, and that investors selecting this Fund were electing a fund-of-funds structure with its attendant additional costs as disclosed in the

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FUNDX UPGRADER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT, CONTINUED

prospectus. In addition, the Board noted that a factor in the expense ratio was the recoupment by the Advisor of amounts that the Advisor had previously paid (either in the form of fee waivers or fund subsidies), and that - given the continuity in the shareholder base - such recoupment was fair and did not unfairly increase the Fund’s total expenses. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

For the FundX Conservative Upgrader Fund, the Board noted that the Advisor had agreed to waive its fees or reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio of 1.50%. The Board noted that the Fund’s total expense ratio was at its peer group median and that the expense structure was in line with the fees charged by the Advisor to its other investment management clients, notwithstanding the fact that the services and investment strategies applicable to those accounts were substantially different. The Board also took into account that the Advisor’s strategy involved investing in other mutual funds, which necessarily involved some degree of layering of fees, and that investors selecting this Fund were electing a fund-of-funds structure with its attendant additional costs as disclosed in the prospectus. In addition, the Board noted that a factor in the expense ratio was the recoupment by the Advisor of amounts that the Advisor had previously paid (either in the form of fee waivers or fund subsidies), and that - given the continuity in the shareholder base - such recoupment was fair and did not unfairly increase the Fund’s total expenses. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

For the FundX Flexible Income Fund, the Board noted that the Advisor had agreed to waive its fees or reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio of 0.99%. The Board noted that the Fund’s advisory fee and total expense ratio were each below its peer group median. Furthermore, the expense structure was in the range of the fees charged by the Advisor to its other investment management clients, notwithstanding the fact that the services and investment strategies applicable to those accounts were substantially different. The Board also took into account that the Advisor’s strategy involved investing in other mutual funds, which necessarily involved some degree of layering of fees, and that investors selecting this Fund were electing a fund-of-funds structure with its attendant additional costs as disclosed in the prospectus. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

For the FundX Upgrader Fund, the Board noted that the Advisor had agreed to waive its fees or reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio of 1.50%. The Board noted that, while the Fund’s total expense ratio was above its

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT, CONTINUED

peer group median, the expense structure was in the range of the fees charged by the Advisor to its other investment management clients, notwithstanding the fact that the services and investment strategies applicable to those accounts were substantially different. The Board also took into account that the Advisor’s strategy involved investing in other mutual funds, which necessarily involved some degree of layering of fees, and that investors selecting this Fund were electing a fund-of-funds structure with its attendant additional costs as disclosed in the prospectus. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

4.
Economies of Scale. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow. The Board noted that the Upgrader Fund, the Aggressive Fund and the Conservative Fund each have four advisory fee breakpoints for assets ranging from up to $500 million to over $1 billion and that the Upgrader Fund was approaching the first breakpoint. Further, although the Aggressive Fund and the Conservative Fund were substantially below the first breakpoint and the Flexible Income Fund does not have advisory fee breakpoints, the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Funds do not exceed their specified expense limitations. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for “soft dollars”. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Funds, and that the Funds’ shareholders received reasonable value in return for the advisory fees paid. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

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FUNDX UPGRADER FUNDS

FEDERAL TAX INFORMATION (UNAUDITED)

The FundX Upgrader Fund (the “Upgrader Fund”), FundX Aggressive Upgrader Fund (the “Aggressive Fund”), FundX Conservative Upgrader Fund (the “Conservative Fund”), and FundX Flexible Income Fund (the “Flexible Income Fund”) designate 19.23%, 56.30%, 32.69% and 17.74%, respectively, of the dividends declared from net investment income during the year ended October 31, 2006 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended October 31, 2006, 8.2%, 23.0%, 14.6% and 3.5% of ordinary distributions paid by the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively, qualify for the dividend received deduction available to corporate shareholders.

For the year ended October 31, 2006, 0.71%, 1.60%, 0.60% and 0.25% of ordinary distributions paid by Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively, is designated as interest related dividends.

For the year ended October 31, 2006, $16,919,313, $2,329,499, $1,387,646 and $0 were designated as long-term capital gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code by the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the FundX Upgrader Funds (the “Funds”) use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.fundx.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863]. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ schedules of portfolio holdings are posted on their website at www.fundx.com within ten business days after calendar quarter end.

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ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee,WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee,WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	742935547
FundX Aggressive Upgrader Fund	HOTFX	742935521
FundX Conservative Upgrader Fund	RELAX	742935513
FundX Flexible Income Fund	INCMX	742935497

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FundX Upgrader Fund
	FYE 10/31/2006	FYE 10/31/2005
Audit Fees	$16,000	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

FundX Aggressive Upgrader Fund
	FYE 10/31/2006	FYE 10/31/2005
Audit Fees	$16,000	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

FundX Conservative Upgrader Fund
	FYE 10/31/2006	FYE 10/31/2005
Audit Fees	$15,000	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

FundX Flexible Income Fund
	FYE 10/31/2006	FYE 10/31/2005
Audit Fees	$15,000	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2006	FYE 10/31/2005
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)   /s/Robert M. Slotky
                                            Robert M. Slotky, President

Date   January 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Robert M. Slotky
                                 Robert M. Slotky, President

Date   January 5, 2007

By (Signature and Title)   /s/Eric W. Falkeis
                                             Eric W. Falkeis, Treasurer

Date   January 4, 2007

* Print the name and title of each signing officer under his or her signature.